ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Payables and Accruals [Abstract]
Interest payable	$ 1,408	$ 1,553
Voyage expenses	761	0
Ship operating expenses	130	0
Trade accounts payable	15	0
Deferred charter hire	0	867
Accrued expenses and other current liabilities	$ 2,314	$ 2,420